Consolidated Statement of Comprehensive Income - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUES
Gross written premiums	¥ 615,190	¥ 618,327	¥ 612,265
Less: premiums ceded to reinsurers	(8,270)	(8,015)	(6,053)
Net written premiums	606,920	610,312	606,212
Net change in unearned premium reserves	905	939	(1,546)
Net premiums earned	607,825	611,251	604,666
Investment income	186,629	178,387	154,497
Net realised gains on financial assets	12,707	20,344	14,583
Net fair value gains through profit or loss	(12,156)	4,943	21,900
Other income	9,383	10,008	9,403
Total revenues	804,388	824,933	805,049
BENEFITS, CLAIMS AND EXPENSES
Insurance benefits and claims expenses - Life insurance death and other benefits	(119,369)	(121,354)	(113,609)
Insurance benefits and claims expenses - Accident and health claims and claim adjustment expenses	(51,311)	(55,030)	(52,395)
Insurance benefits and claims expenses - Increase in insurance contract liabilities	(461,298)	(442,370)	(414,797)
Investment contract benefits	(13,340)	(10,628)	(9,846)
Policyholder dividends resulting from participation in profits	(20,685)	(26,511)	(28,279)
Underwriting and policy acquisition costs	(54,777)	(65,744)	(84,361)
Finance costs	(4,863)	(5,598)	(3,747)
Administrative expenses	(39,874)	(40,867)	(37,732)
Statutory insurance fund contribution	(1,314)	(1,253)	(1,229)
Other expenses	(13,994)	(15,566)	(12,280)
Total benefits, claims and expenses	(780,825)	(784,921)	(758,275)
Net gains on investments of associates and joint ventures (Including: share of profit of associates and joint ventures of RMB3,628 million, 10,328 million, 8,336 million for 2022, 2021 and 2020)	484	10,328	7,666
Profit before income tax	24,047	50,340	54,440
Income tax	9,467	1,917	(3,103)
Net profit	33,514	52,257	51,337
Attributable to:
Equity holders of the Company	32,082	50,766	50,221
Non-controlling interests	¥ 1,432	¥ 1,491	¥ 1,116
Basic and diluted earnings per share	¥ 1.14	¥ 1.8	¥ 1.77
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Fair value gains/(losses) on available-for-sale securities	¥ (83,730)	¥ 17,065	¥ 52,547
Amount transferred to net profit from other comprehensive income	(11,386)	(21,722)	(14,386)
Portion of fair value changes on available-for-sale securities attributable to policyholders equity	26,123	(1,793)	(3,959)
Share of other comprehensive income of associates and joint ventures under the equity method	(3,104)	1,260	672
Exchange differences on translating foreign operations	1,138	(398)	(986)
Income tax relating to components of other comprehensive income	17,348	1,098	(8,482)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods	(53,611)	(4,490)	25,406
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Share of other comprehensive income of associates and joint ventures under the equity method	(1,625)	(59)	344
Other comprehensive income for the year, net of tax	(55,236)	(4,549)	25,750
Total comprehensive income for the year, net of tax	(21,722)	47,708	77,087
Attributable to:
Equity holders of the Company	(23,070)	46,203	75,920
Non-controlling interests	¥ 1,348	¥ 1,505	¥ 1,167